Basis of Presentation (Details) $ in Thousands			12 Months Ended
	Mar. 16, 2020	Mar. 03, 2020	Dec. 31, 2020 USD ($) Payment Segment	Dec. 31, 2019 USD ($)
Risks and Uncertainties [Abstract]
Reduction in overnight federal funds rate	1.00%	0.50%
Loans [Abstract]
Number of past due payments on loans classified as nonperforming | Payment			3
Non-payment period of loans moved to non-accrual status			90 days
Allowance for Loan Losses [Abstract]
Loan-to-value ratio applicable to additional allowance			90.00%
Other Real Estate Owned [Abstract]
Other real estate owned			$ 541	$ 1,600
Dividend Restrictions [Abstract]
Statutory amount available for dividend payments with regulatory approval			$ 93,700
Benefit Plans [Abstract]
Age at which company provides access to Medicare Supplemental program for retirees			65 years
Segment Reporting [Abstract]
Number of reportable segment | Segment			1
Buildings [Member] | Minimum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life			20 years
Buildings [Member] | Maximum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life			40 years
Furniture and Equipment [Member] | Minimum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life			3 years
Furniture and Equipment [Member] | Maximum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life			7 years